Statements Of Consolidated Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash Flows From Operating Activities:
Net income (loss)	$ (8,340,088)	$ (11,137,286)	$ (20,451,080)	$ (3,094,306)
Adjustments to reconcile net income to net cash provided by (used for) operating activities
Stock-based compensation expense	617,758	521,704	736,186	27,707
Amortization of intangible assets	98,304	96,009	128,256	0
Advertising expense paid with common stock	554,000	0
Common stock issued in connection with financing	0	0
Change in the fair value of derivatives	1,748,237	0
Loss on investments			7,070,841	0
Depreciation	1,146	0	779	0
Amortization of debt discount	1,704,907	3,068,510	4,434,751	2,072,000
Acquisition consideration paid in common stock	0	5,800,000	5,800,000	0
Changes in operating assets and liabilities
(Increase)/decrease in prepaid expenses	1,824,558	(1,147,796)	(1,869,283)	(134,689)
HST Receivable	26,954	0
Accrued interest	74,623	(58,052)	27,630	68,052
Mortgages payable	(476,450)		(500,435)	0
Accounts payable related party	198,780	95,382	145,291	9,000
Loan payable related party	(15,158)	75,000
Accrued expense related party	442,951	294,591	456,356	0
Accounts payable and accrued expense	230,706	46,994	225,937	111,100
Net cash provided by (used for) operating activities	(832,322)	(282,394)	(3,794,771)	(941,136)
Cash Flows From Investing Activities:
Purchase of fixed assets	0	(2,766)	(4,774)	0
Changes in intangible assets	95,681	0
Cash paid for the acquisition of AMS			0	(726,746)
Capitalized mortgage interest and changes in construction in progress	0	(36,673)	(42,163)	0
Net cash provided by (used for) investing activities	95,681	(39,439)	(46,937)	(726,746)
Cash Flows From Financing Activities:
Proceeds from the sale of convertible notes	945,000	1,200,000	1,550,000	2,072,000
Proceeds from the sale of notes payable			1,050,000	0
Proceeds from loans, net of repayment	(3,566)	1,000
Purchase of treasury shares	0	(98,955)	(98,955)	0
Proceeds from related party loans			290,400	0
Proceeds (repayment of related party loans), net	(15,158)	75,000
Proceeds from the sale of preferred stock	0	475,000	475,000	60,000
Net cash provided by (used for) financing activities	926,276	2,651,045	3,266,445	2,132,000
Effect of exchange rates on cash and cash equivalents	52,132	(61,827)	112,692	0
Net Increase (Decrease) In Cash	189,635	(209,788)	(575,263)	464,118
Cash At The Beginning Of The Period	1,547	464,118	464,118	0
Cash At The End Of The Period	243,314	192,503	1,547	464,118
Supplemental disclosure of cash flow information:
Cash paid for interest	14,744	66,016	66,016	0
Cash paid for income taxes	0	0	0	0
Supplemental disclosure of non-cash investing and financing activities:
Common stock issued related to the acquisition of AMS			0	1,612,600
Debt issued related to the acquisition of AMS			0	6,632,917
Other accrued consideration related to the acquisition of AMS			0	527,010
Common stock issued related to investment in Great Northern Cannabis	2,478,422	11,264,438	11,264,438	0
Common stock issued to convert convertible notes and accrued interest into equity	306,750	2,202,213	$ 2,202,213	$ 0
Common stock issued for advertising expense	$ 554,000	$ 0